9. EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share Tables
Schedule of Earnings Per Share

	2013	2012

Net loss used in the computation of basic and diluted earnings per share	$(20,706,448)	$(478,170)

Weighted average shares outstanding - basic	42,871,414	32,500,000
Common stock equivalents	-	-
Total weighted average shares outstanding - diluted	42,871,414	32,500,000

Per Share Data:
Basic
Net earnings	$(0.48)	$(0.01)
Diluted
Net earnings	$(0.48)	$(0.01)

Schedule of common stock equivalents are excluded from the computation of diluted earnings per share

	Years Ended December 31
	2013	2012
Stock options	7,269,656	-
Warrants	775,430	-
Convertible debt	1,700,000	-
Total antidilutive common stock equivalents
excluded from dilutive earnings per share	9,745,086	-